Submission	May 09, 2026
Submission [Line Items]
Central Index Key	0001842556
Registrant Name	EON Resources Inc.
Registration File Number	333-289191
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A